Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net [abstract]
Schedule of accounts receivables
	As of December 31,
	2020	2019
Accounts receivable	$5,468,911	$5,567,629
Allowance for doubtful accounts	-	(2,999)
Accounts receivable, net	$5,468,911	$5,564,630

Schedule of accounts receivables
	Current	<30	31-60	61-90	91 and over	Total
Gross carrying amount	$5,073,178	$250,408	$103,581	$14,891	$26,853	$5,468,911
Allowance	-	-	-	-	-	-
Net	$5,073,178	$250,408	$103,581	$14,891	$26,853	$5,468,911
	Current	<30	31-60	61-90	91 and over	Total
Gross carrying amount	$5,235,436	$247,109	$74,014	$3,690	$7,380	$5,567,629
Allowance	-	-	-	(184)	(2,815)	(2,999)
Net	$5,235,436	$247,109	$74,014	$3,506	$4,565	$5,564,630

Schedule of allowance for doubtful accounts for accounts receivable
Balance at December 31, 2018	$(21,316)
Recovery of bad debts	19,554
Write off	-
Exchange difference	(1,237)
Balance at December 31, 2019	(2,999)
Recovery of bad debts	2,872
Write off	-
Exchange difference	127
Balance at December 31, 2020	$-